Vessels (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Vessels

	Vessel	Drydocking	Total
	(in thousands)
Cost
January 1, 2024	$2,467,396	$69,938	$2,537,334
Additions	—	32,985	32,985
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	2,467,396	86,045	2,553,441
Vessel additions on acquisition	85,019	—	85,019
Additions	—	26,977	26,977
Transfer to assets held for sale	(58,276)	—	(58,276)
Write-offs of fully amortized assets	—	(13,587)	(13,587)
Disposals	(97,959)	(3,810)	(101,769)
December 31, 2025	2,396,180	95,625	2,491,805

Accumulated Depreciation and Amortization
January 1, 2024	743,334	39,618	782,952
Charge for the period	111,012	22,748	133,760
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	854,346	45,488	899,834
Charge for the period	111,063	23,147	134,210
Transfer to assets held for sale	(50,515)	—	(50,515)
Write-offs of fully amortized assets	—	(13,587)	(13,587)
Disposals	(75,902)	(3,280)	(79,182)
December 31, 2025	838,992	51,768	890,760

Net Book Value
December 31, 2023	$1,724,062	$30,320	$1,754,382
December 31, 2024	$1,613,050	$40,557	$1,653,607
December 31, 2025	$1,557,188	$43,857	$1,601,045